Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets and Accumulated Amortization

The balances as of December 31, 2012, including intangible assets and accumulated amortization, are detailed as follows:

	As of December 31, 2012
Finite-Lived Intangible Assets	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Patents	15	$320,795	$(183,059)	$137,736

The balances as of December 31, 2011, including intangible assets and accumulated amortization, are detailed as follows:

	As of December 31, 2011
Finite-Lived Intangible Assets	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Patents	15	$320,795	$(159,976)	$160,819